General	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1 – General

Galmed Pharmaceuticals Ltd. (the “Company”) is a clinical-stage biopharmaceutical company primarily focused on the development and commercialization of therapeutics for the treatment of liver diseases and cholesterol gallstones.

The Company was incorporated in Israel on July 31, 2013 and has not commenced operations until February 2, 2014. On February 2, 2014, upon a pre-ruling from the Israeli Tax Authorities, the Company underwent a reorganization (the “Reorganization”) pursuant to which all of Galmed Holdings Inc.’s business, including shares in its fully owned subsidiary, Galmed 2000, which was incorporated in British virgin island) and net assets, was transferred to the Company. Contemporaneously, Galmed Pharmaceuticals Ltd. effected a stock split of 729:1. This Reorganization is considered a restructuring under common control in which the Company is the Successor (the “Successor”) and Galmed Holdings Inc. (which, as of the date of the Reorganization, was owned in the same holding percentage by the same shareholders who owned the Company) is the predecessor (the “Predecessor”).

Accordingly, the Company succeeded the Predecessor's activities and comparative amounts which is presented on these financial statements.

All the data in the accompanying notes regarding the amount of shares, options, warrants, capital notes, convertible notes, per share and par value is retroactively adjusted to reflect the 729:1 share split, which occurred upon consummation of the Reorganization.

The Company holds a wholly owned subsidiary, Galmed International Ltd., which was incorporated in Malta. Galmed International Ltd. holds a wholly owned subsidiary, Galmed Medical Research Ltd., which was incorporated in Israel.

The Company also holds a wholly owned subsidiary, Galmed Research and Development Ltd., which was incorporated in Israel.